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                                                           [METLIFE LETTERHEAD]

MetLife Investors Insurance Company
5 Park Plaza, Suite 1900
Irvine, California 92614

May 2, 2007

VIA EDGAR
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company and
    MetLife Investors Variable Annuity Account One
    File Nos. 333-52272/811-05200
    (Class L and Class L-4 Year)
    Rule 497(j) Certification
    ----------------------------------------------

Commissioners:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectuses, Statement of Additional Information ("SAI") and the Supplement to the Prospectus (Class L), each dated April 30, 2007 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses, SAI and Supplement to the Prospectus dated April 30, 2007 contained in Post-Effective Amendment No. 16 for the Account filed electronically with the Commission on April 19, 2007.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company